Segment Information	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment Information
B.21. Segment information
The segment information presented by Sanofi consists of a single operating segment: Biopharma.
The Biopharma operating segment comprises commercial operations and research, development and production activities relating to the Specialty Care, General Medicines and Vaccines franchises plus support and corporate functions, for all geographical territories. It also includes revenues generated from the manufacture of Consumer Healthcare products invoiced to Opella, which constitutes a related party with effect from the deconsolidation date (April 30, 2025). Those revenues, which before that date represented intragroup transactions classified within continuing operations, are presented within Other Revenues in the income statement. The Biopharma operating segment also includes the purchase price of Biopharma products manufactured by Opella.
The “Other” category comprises primarily, but not exclusively, Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).
B.21.1. Segment results
Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of the operating segment and to allocate resources.
“Business operating income” is derived from Operating income, adjusted as follows:
•amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature), are eliminated;
•fair value remeasurements of contingent consideration relating to business combinations (IFRS 3) or business divestments, and presented within the line item Fair value remeasurement of contingent consideration, are eliminated;
•expenses arising from the remeasurement of inventories following business combinations (IFRS 3) or acquisitions of groups of assets that do not constitute a business within the meaning of paragraph 2b of IFRS 3, are eliminated;
•amounts reported within the line items Restructuring costs and similar items are eliminated;
•other gains and losses (including gains and losses on major divestments), presented within the line item Other gains and losses, and litigation, are eliminated;
•other costs and provisions related to litigation, presented within the line item Other gains and losses, and litigation, are eliminated;
•the share of profits/losses from investments accounted for using the equity method is added, to the extent that this relates to joint ventures and associates with which Sanofi has a strategic alliance; and
•the portion attributable to non-controlling interests related to continuing operations and excluding the effects of the above reconciliation items, is deducted.
Segment results are shown in the table below:

	June 30, 2025 (6 months)
(€ million)	Biopharma			Other			Total
	June 30, 2025	Change vs. June 30, 2024 on a reported basis (IFRS)	Change vs. June 30, 2024 at constant exchange rates (non-IFRS)	June 30, 2025	Change vs. June 30, 2024 on a reported basis (IFRS)	Change vs. June 30, 2024 at constant exchange rates (non-IFRS)	June 30, 2025	Change vs. June 30, 2024 on a reported basis (IFRS)	Change vs. June 30, 2024 at constant exchange rates (non-IFRS)
Net sales	19,889	+8.3%	+9.9%		—%		19,889	+8.3%	+9.9%
Other revenues	1,246	-7.8%	-6.4%	206	+16.4%	+15.3%	1,452	-5.0%	-3.9%
Cost of sales	(5,753)	-1.6%	-0.1%	(128)	+16.4%	+14.5%	(5,881)	-1.3%	+0.2%
Research and development expenses	(3,716)	+11.5%	+12.3%	(1)	—%	—%	(3,717)	+11.5%	+12.3%
Selling and general expenses	(4,447)	+4.7%	+5.9%	(59)	+5.4%	+5.4%	(4,506)	+4.7%	+5.9%
Other operating income and expenses	(1,941)			(2)			(1,943)
Share of profit/(loss) from investments accounted for using the equity method	77			—			77
Net income attributable to non-controlling interests	(8)			—			(8)
Business operating income	5,347	+8.8%	+11.0%	16	-27.3%	-27.3%	5,363	+8.6%	+10.8%
As % of net sales	26.9%						27.0%

	June 30, 2024 (6 months) (a)
(€ million)	Biopharma	Other	Total
Net sales	18,360		18,360
Other revenues	1,352	177	1,529
Cost of sales	(5,849)	(110)	(5,959)
Research and development expenses	(3,334)	(1)	(3,335)
Selling and general expenses	(4,247)	(56)	(4,303)
Other operating income and expenses	(1,426)	12	(1,414)
Share of profit/(loss) from investments accounted for using the equity method	66	—	66
Net income attributable to non-controlling interests	(6)	—	(6)
Business operating income	4,916	22	4,938
(a)Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.

The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)
Business operating income	5,363	4,938
Share of profit/(loss) from investments accounted for using the equity method(b)	(77)	(66)
Net income attributable to non-controlling interests(c)	8	6
Amortization and impairment of intangible assets(d)	(987)	(527)
Fair value remeasurement of contingent consideration	(61)	(66)
Expense arising from the impact of acquisitions on inventories(e)	—	(7)
Restructuring costs and similar items(f)	(430)	(1,060)
Other gains and losses, and litigation(g)	(57)	(450)
Operating income	3,759	2,768
Financial expenses	(361)	(583)
Financial income	184	277
Income before tax and investments accounted for using the equity method	3,582	2,462
(a)Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b)Joint ventures and associates with which Sanofi has entered into a strategic alliance.
(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d)The monitoring of impairment indicators for other intangible assets led to the recognition of impairment losses of €210 million in the first half of 2025 linked to research and development projects. .As of June 30, 2024, this line includes a net reversal of impairment losses amounting to €371 million, mainly due to an increase in the expected recoverable amounts of certain marketed products and other rights.
(e)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(f)See Note B.16.
(g)See Note B.17.
B.21.2. Other segment information
Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
The tables below show the split by operating segment of (i) the carrying amount of investments in joint ventures and associates accounted for using the equity method with which Sanofi has entered into a collaboration agreement; (ii) acquisitions of property, plant and equipment; and (iii) acquisitions of intangible assets.
Investments accounted for using the equity method mainly comprise MSP Vaccine Company and Infraserv GmbH & Co. Höchst KG (see Note B.5.).
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	Biopharma
(€ million)	June 30, 2025	June 30, 2024
Investments accounted for using the equity method (a)	483	229
Acquisitions of property, plant and equipment	845	882
Acquisitions of other intangible assets	575	922
(a)    Carrying amount at the end of the reporting period.
B.21.3. Information by geographical region
The geographical information on net sales provided below is based on the geographical location of the customer.

	Net sales
(€ million)	June 30, 2025	June 30, 2024 (a)
Europe	4,144	4,072
of which France	835	855
United States	9,535	8,292
Rest of the World	6,210	5,996
of which China	1,388	1,406
Total	19,889	18,360
(a)    Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.

In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

(€ million)	June 30, 2025			December 31, 2024
	Property, plant and equipment	Goodwill	Other intangible assets	Property, plant and equipment	Goodwill	Other intangible assets
Europe	5,438	—	3,167	5,550	—	3,307
of which France	2,953	—	—	3,112	—	—
United States	2,080	—	16,725	2,411	—	18,711
Rest of the World	2,056	—	539	2,130	—	611
of which China	83	—	—	96	—	—
Total	9,574	40,283	20,431	10,091	43,384	22,629
As stated in Note D.5. to the consolidated financial statements for the year ended December 31, 2024, goodwill is not allocated by geographical region.
B.21.4. Disclosures about major customers
Sales generated by Sanofi with its biggest customers, in particular certain wholesalers in the United States, represented 35% of net sales in the first half of 2025. Sanofi’s three largest customers respectively accounted for approximately 18%, 12% and 5% of consolidated net sales in the first half of 2025 (versus approximately 13%, 9% and 7% in the first half of 2024).